Estimated Fair Values of Outstanding Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	¥ 18,518	¥ 15,110
Fair Values of Liabilities Derivative	41,218	33,759
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	7,709	416
Fair Values of Liabilities Derivative	15,216	10,756
Designated as Hedging Instrument | Interest rate contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	14,017	9,026
Designated as Hedging Instrument | Interest rate contracts | Liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	1,184	1,663
Designated as Hedging Instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	151	416
Designated as Hedging Instrument | Foreign exchange contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	15	67
Designated as Hedging Instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	7,558
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	10,809	14,694
Fair Values of Liabilities Derivative	26,002	23,003
Not Designated as Hedging Instrument | Interest rate contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	4,390	3,630
Not Designated as Hedging Instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	5	314
Not Designated as Hedging Instrument | Foreign exchange contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	21,612	19,361
Not Designated as Hedging Instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	10,798	14,353
Not Designated as Hedging Instrument | Foreign exchange contracts | Assets other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	5	9
Not Designated as Hedging Instrument | Credit contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative		12
Not Designated as Hedging Instrument | Credit contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	¥ 1	¥ 18